Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Long-term debt	¥ 220,257	¥ 220,400
Less: Current portion	(60,217)	(200)
Total long-term debt	160,040	220,200
Unsecured Corporate Bonds | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	220,000	220,000
Unsecured Indebtedness to Financial Institutions | Japanese Yen Denominated Borrowing
Debt Instrument [Line Items]
Long-term debt	¥ 257	¥ 400